Segment and geographic information - Profit or Loss and Assets for Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues:	$ 4,331,878	$ 3,618,902	$ 2,659,941
Total adjusted EBITDA	472,304	386,564	271,758
Depreciation and amortization	(149,268)	(119,777)	(120,394)
Gains from sale, insurance recovery and contribution in equity method investment of property and equipment	2,030	1,949	4,876
Write-offs of long-lived assets	(8,401)	(3,143)	(3,095)
Impairment of long-lived assets	(2,626)	(1,171)	(1,573)
Reorganization and optimization plan expenses	0	0	(12,054)
Operating income	314,039	264,422	139,519
Net interest expense and other financing results	(32,275)	(43,750)	(49,546)
Loss from derivative instruments	(13,183)	(10,490)	(5,183)
Foreign currency exchange results	10,774	16,501	(9,189)
Other non-operating (expenses) income, net	(1,238)	(287)	2,185
Income tax expense, net	(95,702)	(85,476)	(31,933)
Net income attributable to non-controlling interests	(1,141)	(577)	(367)
Net income attributable to Arcos Dorados Holdings Inc.	181,274	140,343	45,486
Previously reported
Segment Reporting Information [Line Items]
Write-offs of long-lived assets			(3,094)
Operating segments
Segment Reporting Information [Line Items]
Revenues:	4,331,878	3,618,902	2,659,941
Total adjusted EBITDA	575,921	471,889	338,499
Depreciation and amortization	(141,746)	(113,312)	(115,881)
Operating segments | Brazil
Segment Reporting Information [Line Items]
Revenues:	1,701,547	1,429,105	1,002,781
Total adjusted EBITDA	300,177	242,346	175,603
Depreciation and amortization	(68,249)	(55,003)	(54,883)
Operating segments | NOLAD
Segment Reporting Information [Line Items]
Revenues:	1,132,912	920,189	780,866
Total adjusted EBITDA	115,364	95,290	85,323
Depreciation and amortization	(41,195)	(32,377)	(34,810)
Operating segments | SLAD
Segment Reporting Information [Line Items]
Revenues:	1,497,419	1,269,608	876,294
Total adjusted EBITDA	160,380	134,253	77,573
Depreciation and amortization	(32,302)	(25,932)	(26,188)
Corporate and others
Segment Reporting Information [Line Items]
Total adjusted EBITDA	(103,617)	(85,325)	(66,741)
Depreciation and amortization	(8,178)	(7,134)	(5,372)
Purchase price allocation
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 656	$ 669	$ 859